Accounts Receivable, Net (Details) - Schedule of Allowance for Credit Losses Movement - Accounts Receivable [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Accounts Receivable, Net (Details) - Schedule of Allowance for Credit Losses Movement [Line Items]
Beginning balance	$ 1,928,486
Bad debt provision	1,131,267	1,933,661
Foreign exchange translation	(52,522)	(5,175)
Ending balance	$ 3,007,231	$ 1,928,486